Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Summary of group's services purchase commitments

As of December 31, 2021, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
	US$	US$	US$	US$
Purchase obligations(i)	31,771	6,146	15,000	10,625

As of December 31, 2022, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
	US$	US$	US$	US$
Purchase obligations(i)	24,604	6,479	15,000	3,125
(i)

Purchase obligations represent US$31,771 and US$24,604 of remaining non-cancellable contractual commitments as of December 31, 2021 and 2022, respectively, related to one of the Group’s third-party cloud infrastructure agreements, under which the Group committed to spend an aggregate of at least US$37,500 between June 1, 2021 and May 31, 2026 with minimum purchase commitment. The Group had made payments totalling US$5,729 and US$15,774 under this agreement as of December 31, 2021 and 2022, respectively.